Note 23 - Business Segments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

NOTE 23 Business Segments

The Bank has been identified as a reportable operating segment in accordance with the provisions of ASC 280. HMN, the holding company, did not meet the quantitative thresholds for a reportable segment and therefore is included in the “Other” category. The Company evaluates performance and allocates resources based on the segment’s net income, return on average assets and return on average equity. Each corporation is managed separately with its own officers and board of directors.

The following table sets forth certain information about the reconciliations of reported net income and assets for each of the Company’s reportable segments.

(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total

At or for the year ended December 31, 2021:
Interest income – external customers	$31,761	0	0	31,761
Non-interest income – external customers	14,262	1	0	14,263
Intersegment interest income	0	31	(31)	0
Intersegment non-interest income	234	14,174	(14,408)	0
Interest expense	1,584	0	(31)	1,553
Provision for loan losses	(2,119)	0	0	(2,119)
Non-interest expense	27,060	835	(234)	27,661
Income tax expense (benefit)	5,558	(193)	0	5,365
Net income	14,174	13,564	(14,174)	13,564
Total assets	1,068,834	110,194	(109,490)	1,069,538

At or for the year ended December 31, 2020:
Interest income – external customers	$31,959	0	0	31,959
Non-interest income – external customers	15,083	0	0	15,083
Intersegment interest income	0	43	(43)	0
Intersegment non-interest income	234	10,815	(11,049)	0
Interest expense	2,894	0	(43)	2,851
Provision for loan losses	2,699	0	0	2,699
Non-interest expense	26,601	755	(234)	27,122
Income tax expense (benefit)	4,267	(199)	0	4,068
Net income	10,815	10,302	(10,815)	10,302
Total assets	909,605	103,433	(103,458)	909,580